Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] Common Class A [Member] CNY (¥) shares	Ordinary Shares [Member] Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	Receivable for issuance of ordinary shares [Member] CNY (¥)
Beginning Balance , Shares at Mar. 31, 2018 | shares			20,938,500
Beginning Balance at Mar. 31, 2018		¥ (1,001,509)	¥ 130			¥ 197,565		¥ 455	¥ (1,199,220)	¥ (439)
Foreign currency translation adjustment		3,808						3,808
Appropriations to statutory reserves							¥ 1,650		(1,650)
Accretion to redemption value of redeemable convertible preferred shares (Note 20)		(392,550)				(197,565)			(194,985)
Capital contribution from non-controlling interests		250								250
Deemed dividend to preferred shareholders (Note 20)		(723)							(723)
Unrealized securities holding gains, net of tax		1,711						1,711
Acquisition of subsidiaries		2,101								2,101
Net loss		(231,526)							(234,241)	2,715
Ending Balance, Shares at Mar. 31, 2019 | shares			20,938,500
Ending Balance at Mar. 31, 2019		(1,618,438)	¥ 130				1,650	5,974	(1,630,819)	4,627
Share-based compensation , Shares | shares			1,299,954
Share-based compensation			¥ 9								¥ (9)
Foreign currency translation adjustment		2,021						2,021
Appropriations to statutory reserves							778		(778)
Accretion to redemption value of redeemable convertible preferred shares (Note 20)		(204,796)							(204,796)
Deemed dividend to preferred shareholders (Note 20)		(1,142)							(1,142)
Unrealized securities holding gains, net of tax		3,209						3,209
Acquisition of subsidiaries		36,023					199		(199)	36,023
Net loss		(175,933)							(179,024)	3,091
Ending Balance, Shares at Mar. 31, 2020 | shares			22,238,454
Ending Balance at Mar. 31, 2020		(1,959,056)	¥ 139				2,627	11,204	(2,016,758)	43,741	(9)
Share-based compensation		55,031				55,022					9
Foreign currency translation adjustment		(32,148)						(32,148)
Appropriations to statutory reserves							420		(420)
Accretion to redemption value of redeemable convertible preferred shares (Note 20)		120,873							120,873
Accretion to redemption value of redeemable non-controlling interests (Note 21)		(138)							(138)
Capital contribution from non-controlling interests		50								50
Deemed dividend to preferred shareholders (Note 20)		(12,547)							(12,547)
Unrealized securities holding gains, net of tax		772						772
Exercise of CMB Warrant (Note 20)		(665,448)							(656,448)
Receivable for issuance of convertible redeemable preferred shares		(413,377)									(413,377)
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares | shares			(22,238,454)	10,033,850	12,204,604
Conversion of ordinary shares into Class A and Class B ordinary shares			¥ (139)	¥ 63	¥ 76
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of cost of issuance (Note 19) , Shares | shares				5,250,000
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of cost of issuance (Note 19)		395,071		¥ 36		395,035
Conversion of Series A convertible redeemable preferred shares upon completion of the IPO , Shares | shares				7,844,137
Conversion of Series A convertible redeemable preferred shares upon completion of the IPO		461,445		¥ 53		461,392
Conversion of Series B convertible redeemable preferred shares upon completion of the IPO , Shares | shares				8,557,980
Conversion of Series B convertible redeemable preferred shares upon completion of the IPO		504,337		¥ 57		504,280
Conversion of Series C convertible redeemable preferred shares upon completion of the IPO , Shares | shares				4,684,976	833,125
Conversion of Series C convertible redeemable preferred shares upon completion of the IPO		331,465		¥ 32	¥ 6	331,427
Conversion of Series C+ convertible redeemable preferred shares upon completion of the IPO , Shares | shares				6,883,520
Conversion of Series C+ convertible redeemable preferred shares upon completion of the IPO		662,808		¥ 47		662,761
Conversion of Series D convertible redeemable preferred shares upon completion of the IPO , Shares | shares				2,526,026
Conversion of Series D convertible redeemable preferred shares upon completion of the IPO		181,004		¥ 17		180,987
Conversion of Series D—1 convertible redeemable preferred shares upon completion of the IPO , Shares | shares				2,178,530
Conversion of Series D—1 convertible redeemable preferred shares upon completion of the IPO		164,859		¥ 15		164,844
Conversion of Series D—2 convertible redeemable preferred shares upon completion of the IPO , Shares | shares				1,182,803
Conversion of Series D—2 convertible redeemable preferred shares upon completion of the IPO		92,314		¥ 8		92,306
Conversion of Series E convertible redeemable preferred shares upon completion of the IPO , Shares | shares				5,885,210
Conversion of Series E convertible redeemable preferred shares upon completion of the IPO		455,980		¥ 40		455,940
Repurchase of Ordinary Shares , Shares | shares				(521,924)
Repurchase of Ordinary Shares		(31,386)		¥ (4)		(31,382)
Net loss	$ (29,489)	(193,216)							(194,444)	1,228
Ending Balance, Shares at Mar. 31, 2021 | shares				54,505,108	13,037,729
Ending Balance at Mar. 31, 2021	$ 19,489	¥ 127,693		¥ 364	¥ 82	¥ 3,272,612	¥ 3,047	¥ (20,172)	¥ (2,759,882)	¥ 45,019	¥ (413,377)